Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Revenues	$ 136,920	$ 27,918	$ 295,762	$ 103,421
Expenses	147,811	$ 26,112	$ 324,585	$ 93,739
Medical Care of Ny P C And Tennessee Pllc [Member]
Variable Interest Entity [Line Items]
Revenues	0
Expenses	$ 0